--------------------------------------------------------------------------------
                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED FEBRUARY 28, 2007
                                     TO THE
                  ADVISOR CLASS, INVESTOR CLASS AND A&C CLASS
                         PROSPECTUSES DATED MAY 1, 2006


--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
[ACCESSOR LOGO]
--------------------------------------------------------------------------------

           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

================================================================================

Changes to Value Fund and Money Manager for Value Fund
-------------------------------------------------------

The Principal Investment Strategies for the Value Fund on Page 6 of the Prospectus is restated in its entirety, as follows:

Principal Investment Strategies The Fund seeks to achieve its objective by investing principally in common and preferred stocks, convertible securities, and rights and warrants of companies whose stocks appear attractively value relative to their peers, in addition to having favorable earnings, quality and price characteristics. The Fund seeks to invest primarily in stocks of companies that Acadian Asset Management ("Acadian"), the Fund's Money Manager, believes are undervalued. Acadian attempts to exceed the performance of the Fund's benchmark, the S&P 500/Citigroup Value Index. See Appendix A for additional information. The Fund may also engage in various portfolio strategies (for example, futures) to reduce certain risks of its investments and to enhance income, but not for speculation.

Acadian uses stock factors in an effort to predict how well each stock in our 25,000-stock universe will perform relative to its sector/country zone. They also apply separate models to forecast sector/country-level returns, in an effort to predict how well each stock's sector/country zone will perform relative to others, and then add that forecast to each stock's forecast. The stock and sector/country valuation models are customized to each market. At the individual stock level, they use a wide range of quantitative factors including valuation, earnings, size and price movements. At the sector/country level, they utilize valuation, risk, growth and economic indicators. Acadian combines and weight the values of all the factors, utilizing a proprietary methodology to determine a return forecast for each stock. The end result is a ranking of the entire 25,000-stock universe from most to least attractive. The firm then uses a sophisticated portfolio optimization system to trade off the expected return of the stocks with such considerations as the fund's benchmark index, targeted level of risk, transaction cost estimates and other requirements. Country and sector weights fall out of the bottom-up stock selection process, with overall portfolio risk control ensuring an appropriate level of diversification. A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive holding. The replacement stock's expected return must be enough to more than cover the transaction costs of selling the current holding and buying the new opportunity.

                                      ****

Change to Fund Expense Table for the Allocation Funds
-----------------------------------------------------

Accessor Capital Management LP contractually agreed to pay any "Other Expenses" of the Allocation Funds above .10% for the fiscal years ended December 31, 2004, 2005 and 2006. Effective January 1, 2007, Accessor Capital is no longer paying those expenses. Accordingly, in the section entitled "Fund Expenses," the expense table is amended to remove the lines for "Fee Reimbursement" and "Net Expenses" for the Allocation Funds.

                                      ****

Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 27, 30, 33 and 36 of the Prospectus. The targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        70.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                 10.0%         5-30%
[graphic] Intermediate Fixed-Income        0.0%         0-40%
[graphic] Short-Intermediate Fixed-Income 55.0%        10-60%
[graphic] Mortgage Securities              5.0%         0-40%
MONEY MARKET FUNDS                        30.0%        0%-40%
[graphic] U.S. Government Money**         30.0%         0-40%

____________

*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.


Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              35.0%       20%-40%
[graphic] Growth                          11.0%         5-20%
[graphic] Value                            9.0%         5-20%
[graphic] Small to Mid Cap                 5.0%         0-15%
[graphic] International Equity            10.0%         0-15%
FIXED-INCOME FUNDS                        47.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  8.5%         5-25%
[graphic] Intermediate Fixed-Income        0.0%         0-40%
[graphic] Short-Intermediate Fixed-Income 33.5%        10-50%
[graphic] Mortgage Securities              5.0%         0-30%
MONEY MARKET FUNDS                        18.0%        0%-30%
[graphic] U.S. Government Money**         18.0%         0-30%

__________________
*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.


Balanced Allocation Fund
------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              55.0%        40%-60%
[graphic] Growth                          18.0%         10-30%
[graphic] Value                           14.0%         10-30%
[graphic] Small to Mid Cap                 7.0%          5-20%
[graphic] International Equity            16.0%          5-20%
FIXED-INCOME FUNDS                        36.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  8.0%          0-25%
[graphic] Intermediate Fixed-Income        0.0%          0-30%
[graphic] Short-Intermediate Fixed-Income 25.0%          5-30%
[graphic] Mortgage Securities              3.0%          0-20%
MONEY MARKET FUNDS                         9.0%         0%-20%
[graphic] U.S. Government Money**          9.0%          0-20%

_________________
*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.


Growth & Income Allocation Fund
-------------------------------
                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              65.0%        50%-70%
[graphic] Growth                          20.0%         10-30%
[graphic] Value                           17.0%         10-30%
[graphic] Small to Mid Cap                 9.0%          5-20%
[graphic] International Equity            19.0%          5-20%
FIXED-INCOME FUNDS                        30.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  8.0%          5-20%
[graphic] Intermediate Fixed-Income        1.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 18.0%          0-20%
[graphic] Mortgage Securities              3.0%          0-20%
MONEY MARKET FUNDS                         5.0%         0%-20%
[graphic] U.S. Government Money**          5.0%          0-20%

_____________________
*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.


Growth Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              85.0%       70%-90%
[graphic] Growth                          26.0%        10-35%
[graphic] Value                           23.0%        10-35%
[graphic] Small to Mid Cap                12.0%         5-25%
[graphic] International Equity            24.0%         5-25%
FIXED-INCOME FUNDS                        13.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  6.0%         0-25%
[graphic] Intermediate Fixed-Income        0.0%         0-15%
[graphic] Short-Intermediate Fixed-Income  6.0%         0-15%
[graphic] Mortgage Securities              1.0%         0-15%
MONEY MARKET FUNDS                         2.0%        0%-10%
[graphic] U.S. Government Money**          2.0%         0-10%

______________
*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.


Aggressive Growth Allocation Fund
---------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          30.0%         20-40%
[graphic] Value                           27.0%         20-40%
[graphic] Small to Mid Cap                14.0%          5-30%
[graphic] International Equity            28.0%          5-30%
FIXED-INCOME FUNDS                         0.0%         0%-20%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-20%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%

____________________
*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

                                      ****

Changes to the Manager & Administrator Section & Value Fund
-----------------------------------------------------------

The following text is hereby added to the end of the sub-section entitled "Value Fund" under the section "Management, Organization and Capital Structure":

Effective March 1, 2007, Acadian Asset Management replaces Wellington Management as the Money Manager of the Value Fund.

Money Manager  Acadian Asset Management, One Post Office Square, 20th Floor,
               Boston, MA  02109

Acadian  has   managed  the  Value  Fund  since  March  1,  2007.   Acadian  has
approximately $5 billion of assets under management as of December 31, 2006.

The entire investment team oversees a single core process that produces all portfolios. The management team consists of 12 portfolio managers. A lead manager is assigned to monitor adherence to client-specific investment objectives. Constantine P. Papageorgiou, CFA, Vice President and Portfolio Manager is the lead manager for the Growth Fund since March 1, 2007. Mr. Papageorgiou has been a portfolio manager with Acadian since August 2006 and is a member of the global research and portfolio management team. Prior to Acadian, Mr. Papageorgiou was with the AlphaSimplex Group in Cambridge as Vice President, Research Scientist from 2002 to 2006 and a software engineer at iSpheres Corporation from 2001 to 2002.

Qi Zeng, CFA, Senior Vice President and Portfolio Manager, is the back-up portfolio manager. Ms. Zeng has been with Acadian since November 2006. Prior to Acadian, Ms. Zeng was the head of the global quantitative research team at State Street Global Markets from 2005 to 2006 and head of US quantitative strategy at Morgan Stanley from 1999 to 2005.

As compensation for the Money Manager's service, the Fund has agreed to pay the Money Manager, a management fee comprised of a monthly base fee (the "Base Fee") payable at an annual rate of 0.25% of the Fund's average daily net assets over such month and a performance fee adjustment (the "Performance Fee Adjustment"). For the period from March 1, 2007 through February 28, 2008, the Money Manager will be paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference (the difference between the net Fund performance and the S&P 500/Citigroup Value Index over a rolling twelve-month period). To the extent that the Performance Difference falls within a null zone that is equal to plus 0.75% or minus 0.75%, the Performance Fee Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Fee Adjustment Rate shall not exceed an absolute value of .05% and shall be made when the Performance Difference reaches plus or minus 3.25%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.20% and the maximum possible annual fee will be 0.30% basis points.

The Statement of Additional Information provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Funds.

                                     *****

The  sub-section   entitled   "Manager  &   Administrator"   under  the  section
"Management, Organization and Capital Structure" is hereby deleted and replaced with the following:

MANAGER      Accessor Capital Management LP, 1420 Fifth Avenue,
             Suite 3600, Seattle, WA 98101

Each Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Accessor Capital directly invests the assets of the U.S. Government Money Fund and the Allocation Funds.
J. Anthony Whatley, III, is the Executive Director of Accessor Capital. An investment committee consisting of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Investment Officer, and Justin H. Roberge, Investment Analyst are primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund's Money Manager. Mr. Whatley has been with Accessor Capital since 1991 as Executive Director. Mr. Yeung has been with Accessor Capital since December 2006 as Senior Investment Officer. Mr. Roberge has been with Accessor Capital since April 2002, and as the Investment Analyst since 2006.

The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change a Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Fund within 60 days of the change.

                                      ****

Changes to the U.S. Government Money Fund & Allocation Funds Section
--------------------------------------------------------------------

The text of the sub-section entitled "U.S. Government Money Fund & Allocation Funds" under the section "Management, Organization and Capital Structure" is hereby deleted and replaced with the following:

MANAGER  Accessor Capital Management LP ("Accessor Capital")
         1420 Fifth Avenue, Suite 3600, Seattle, WA 98101

Accessor Capital has managed the U.S. Government Money Fund directly since September 7, 1994 and the Allocation Funds since December 27, 2000. Accessor Capital was founded in 1991 and has approximately $2.99 billion in assets under management as of December 31, 2006.

Prior to January 2007, a specific individual was responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund and the Allocation Funds. Effective January 2007, an investment committee has been primarily responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund and the Allocation Funds. The investment committee consists of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Whatley has been with Accessor Capital as the Executive Director since 1991 and is responsible for the overall management and monitoring of the sub-advisers. Mr. Yeung has been with Accessor Capital as the Senior Investment Analyst since December 2006. He is responsible for overall management of the investment department, performing portfolio management, making asset-allocation decisions and conducting investment research and analysis. Prior to Accessor Capital, Mr. Yeung was an investment consultant at Morningstar Associates LLC from December 2002 to December 2006, conducting money-manager due diligence and providing asset-allocation services to major institutions, including insurance companies, large defined-contribution plans, banks and trust companies. Mr. Yeung was a research analyst at Morningstar, Inc. from June 1997 through December 2002 and has been a CFA Charterholder since 2000. Mr. Rowader has been with Accessor Capital since February 2007 as Investment Officer. He is responsible for assisting in the due diligence process for reviewing money managers for the Underlying Funds and contributing to the asset allocation decision making process of the Allocation Funds under the direction of Mr. Yeung. Prior to Accessor Capital, Mr. Rowader was a Risk Management Analyst at OppenhimerFunds from 2005 to February 2007 and a Fund Analyst at OppenhimerFunds from 2004 to 2005. Prior to the OppenhimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Roberge has been with Accessor Capital since April 2002, first as an Operations Associate and from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. He is primarily responsible for the day-to-day operations and portfolio management of the U.S. Government Money Fund and the Allocation Funds, for performing portfolio management, trading and investment research functions. Prior to Accessor Capital, Mr. Roberge was Registered Representative at Diversified Financial Concepts, from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001.

                                      ****

Change in Distributor
---------------------

Effective March 1, 2007, ALPS Distributors, Inc. will be replaced by SEI Investments Distribution Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED FEBRUARY 28, 2007
                                     TO THE
                   U.S. GOVERNMENT MONEY FUND - ADVISOR CLASS
                         PROSPECTUS DATED MAY 1, 2006


--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
[ACCESSOR LOGO]
--------------------------------------------------------------------------------

           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

================================================================================

Changes to the Manager & Administrator Section
-----------------------------------------------
The  sub-section   entitled   "Manager  &   Administrator"   under  the  section
"Management, Organization and Capital Structure" is hereby deleted and replaced with the following:

MANAGER      Accessor Capital Management LP, 1420 Fifth Avenue,
             Suite 3600, Seattle, WA 98101

Each Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Accessor Capital directly invests the assets of the U.S. Government Money Fund and the Allocation Funds.
J. Anthony Whatley, III, is the Executive Director of Accessor Capital. An investment committee consisting of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Investment Officer, and Justin H. Roberge, Investment Analyst are primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund's Money Manager. Mr. Whatley has been with Accessor Capital since 1991 as Executive Director. Mr. Yeung has been with Accessor Capital since December 2006 as Senior Investment Officer. Mr. Roberge has been with Accessor Capital since April 2002, and as the Investment Analyst since 2006.

The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change a Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Fund within 60 days of the change.

                                      ****

Changes to the U.S. Government Money Fund
--------------------------------------------------------------------

The text of the sub-section entitled "U.S. Government Money Fund" under the section "Management, Organization and Capital Structure" is hereby deleted and replaced with the following:

MANAGER  Accessor Capital Management LP ("Accessor Capital")
         1420 Fifth Avenue, Suite 3600, Seattle, WA 98101

Accessor Capital has managed the U.S. Government Money Fund directly since September 7, 1994. Accessor Capital was founded in 1991 and has approximately $2.99 billion in assets under management as of December 31, 2006.

Prior to January 2007, a specific individual was responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund and the Allocation Funds. Effective January 2007, an investment committee has been primarily responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund and the Allocation Funds. The investment committee consists of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Whatley has been with Accessor Capital as the Executive Director since 1991 and is responsible for the overall management and monitoring of the sub-advisers. Mr. Yeung has been with Accessor Capital as the Senior Investment Analyst since December 2006. He is responsible for overall management of the investment department, performing portfolio management, making asset-allocation decisions and conducting investment research and analysis. Prior to Accessor Capital, Mr. Yeung was an investment consultant at Morningstar Associates LLC from December 2002 to December 2006, conducting money-manager due diligence and providing asset-allocation services to major institutions, including insurance companies, large defined-contribution plans, banks and trust companies. Mr. Yeung was a research analyst at Morningstar, Inc. from June 1997 through December 2002 and has been a CFA Charterholder since 2000. Mr. Rowader has been with Accessor Capital since February 2007 as Investment Officer. He is responsible for assisting in the due diligence process for reviewing money managers for the Underlying Funds and contributing to the asset allocation decision making process of the Allocation Funds under the direction of Mr. Yeung. Prior to Accessor Capital, Mr. Rowader was a Risk Management Analyst at OppenhimerFunds from 2005 to February 2007 and a Fund Analyst at OppenhimerFunds from 2004 to 2005. Prior to the OppenhimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Roberge has been with Accessor Capital since April 2002, first as an Operations Associate and from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. He is primarily responsible for the day-to-day operations and portfolio management of the U.S. Government Money Fund and the Allocation Funds, for performing portfolio management, trading and investment research functions. Prior to Accessor Capital, Mr. Roberge was Registered Representative at Diversified Financial Concepts, from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001.

                                      ****

Change in Distributor
---------------------

Effective March 1, 2007, ALPS Distributors, Inc. will be replaced by SEI Investments Distribution Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED FEBRUARY 28, 2007
                                     TO THE
                   U.S. GOVERNMENT MONEY FUND - INSTITUTIONAL CLASS
                         PROSPECTUS DATED MAY 1, 2006


--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
[ACCESSOR LOGO]
--------------------------------------------------------------------------------

           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

================================================================================

Changes to the Manager & Administrator Section
-----------------------------------------------
The  sub-section   entitled   "Manager  &   Administrator"   under  the  section
"Management, Organization and Capital Structure" is hereby deleted and replaced with the following:

MANAGER      Accessor Capital Management LP, 1420 Fifth Avenue,
             Suite 3600, Seattle, WA 98101

Each Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Accessor Capital directly invests the assets of the U.S. Government Money Fund and the Allocation Funds.
J. Anthony Whatley, III, is the Executive Director of Accessor Capital. An investment committee consisting of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Investment Officer, and Justin H. Roberge, Investment Analyst are primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund's Money Manager. Mr. Whatley has been with Accessor Capital since 1991 as Executive Director. Mr. Yeung has been with Accessor Capital since December 2006 as Senior Investment Officer. Mr. Roberge has been with Accessor Capital since April 2002, and as the Investment Analyst since 2006.

The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change a Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Fund within 60 days of the change.

                                      ****

Changes to the U.S. Government Money Fund
--------------------------------------------------------------------

The text of the sub-section entitled "U.S. Government Money Fund" under the section "Management, Organization and Capital Structure" is hereby deleted and replaced with the following:

MANAGER  Accessor Capital Management LP ("Accessor Capital")
         1420 Fifth Avenue, Suite 3600, Seattle, WA 98101

Accessor Capital has managed the U.S. Government Money Fund directly since September 7, 1994. Accessor Capital was founded in 1991 and has approximately $2.99 billion in assets under management as of December 31, 2006.

Prior to January 2007, a specific individual was responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund and the Allocation Funds. Effective January 2007, an investment committee has been primarily responsible for monitoring the performance of the Money Managers of the Underlying Funds as well as the management of the U.S. Government Money Fund and the Allocation Funds. The investment committee consists of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Whatley has been with Accessor Capital as the Executive Director since 1991 and is responsible for the overall management and monitoring of the sub-advisers. Mr. Yeung has been with Accessor Capital as the Senior Investment Analyst since December 2006. He is responsible for overall management of the investment department, performing portfolio management, making asset-allocation decisions and conducting investment research and analysis. Prior to Accessor Capital, Mr. Yeung was an investment consultant at Morningstar Associates LLC from December 2002 to December 2006, conducting money-manager due diligence and providing asset-allocation services to major institutions, including insurance companies, large defined-contribution plans, banks and trust companies. Mr. Yeung was a research analyst at Morningstar, Inc. from June 1997 through December 2002 and has been a CFA Charterholder since 2000. Mr. Rowader has been with Accessor Capital since February 2007 as Investment Officer. He is responsible for assisting in the due diligence process for reviewing money managers for the Underlying Funds and contributing to the asset allocation decision making process of the Allocation Funds under the direction of Mr. Yeung. Prior to Accessor Capital, Mr. Rowader was a Risk Management Analyst at OppenhimerFunds from 2005 to February 2007 and a Fund Analyst at OppenhimerFunds from 2004 to 2005. Prior to the OppenhimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Roberge has been with Accessor Capital since April 2002, first as an Operations Associate and from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. He is primarily responsible for the day-to-day operations and portfolio management of the U.S. Government Money Fund and the Allocation Funds, for performing portfolio management, trading and investment research functions. Prior to Accessor Capital, Mr. Roberge was Registered Representative at Diversified Financial Concepts, from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001.

                                      ****

Change in Distributor
---------------------

Effective March 1, 2007, ALPS Distributors, Inc. will be replaced by SEI Investments Distribution Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

--------------------------------------------------------------------------------
                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED FEBRUARY 28, 2007
                                     TO THE
                     LIMITED DURATION U.S. GOVERNMENT FUND
                         PROSPECTUSES DATED MAY 1, 2006


--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
[ACCESSOR LOGO]
--------------------------------------------------------------------------------

           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

================================================================================

Changes to the Manager Section
------------------------------

The sub-section entitled "Manager" under the section "Management, Organization and Capital Structure" is hereby deleted and replaced with the following:

MANAGER      Accessor Capital Management LP, 1420 Fifth Avenue,
             Suite 3600, Seattle, WA 98101

The Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Fund and monitors the performance of the Money Manager. In addition, Accessor Capital directly invests the assets of the U.S. Government Money Fund and the Accessor Allocation Funds. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. An investment committee consisting of J. Anthony Whatley III, Executive Director, Daniel L. Yeung, CFA, Senior Investment Officer, Nathan J. Rowader, Investment Officer, and Justin H. Roberge, Investment Analyst are primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund's Money Manager. Mr. Whatley has been with Accessor Capital since 1991 as Executive Director. Mr. Yeung has been with Accessor Capital since December 2006 as Senior Investment Officer. Mr. Roberge has been with Accessor Capital since April 2002, and as the Investment Analyst since 2006.

The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change a Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Fund within 60 days of the change.

The Fund will pay Accessor Capital an annual management fee for providing management and administration services in the amount of 0.12% of the Fund's average daily net assets. The Fund will pay an annual Investment Advisory Fee to the Money Manager as more fully described under "Money Manager" below.

The Fund has also hired Accessor Capital to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Fund. For providing these services, Accessor Capital receives (i) a fee equal to 0.08% of the average daily net assets of the Fund, and (ii) a transaction fee of $0.50 per transaction.

                                      ****

The second paragraph on page 7 under the heading "Money Manager" is restated in its entirety, as follows:

The Money Manager uses a team approach to the management of the Fund. This team has been led by John P. Culhane, CFA, Senior Vice President. Mr. Culhane and Jonathan Rigano, CFA, Vice President/ Portfolio Manager, are jointly and primarily responsible for the day-to-day management of the Fund, under the supervision of Mark A. Elste, CFA, President and Chief Investment Officer and have been since July 4, 2004. The team have all held their present titles since joining Pennant Management. Mr. Culhane has been a portfolio manager with Pennant Management since 2002. Prior to joining Pennant Management, Mr. Culhane was the Chief Investment Officer at GreatBanc Trust Company since 1989. Mr. Rigano joined Pennant Management in 1999. He is responsible for performing portfolio management, trading and investment research functions. Prior to forming Pennant Management in 1992, Mr. Elste was the Chief Investment Officer for Banc One Investment Advisors, Inc. and Banc One Wisconsin Trust Co., NA.